TRANSAMERICA FUNDS

Supplement to the Currently Effective
Statement of Additional Information

Transamerica Emerging Markets Debt

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Sub-Advisory Fees" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other
Services - Sub-Advisers":

Sub-Adviser Sub-Advisory Fees

Fund

Transamerica Emerging Markets Debt
Logan Circle Partners, LP 0.27% of the
first $250 million
0.24% over $250 million up to $400
million
0.20% in excess of $400 million

Transamerica Emerging Markets Equity

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Investment Manager Compensation" sub-
section of the Statement of Additional
Information under the heading
"Investment
Management and Other Services - The
Investment Manager":

Percentage of Average Daily Net Assets

Fund Name

Transamerica Emerging Markets Equity
0.95% of the first $250 million

0.91% over $250 million up to $500
million

0.86% over $500 million up to $1
billion

0.84% in excess of $1 billion

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Sub-Advisory Fees" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other
Services- Sub-Advisers":

Sub-Adviser Sub-Advisory Fees

Fund

Transamerica Emerging Markets Equity
ClariVest Asset Management LLC 0.49% of
the first $250 million
0.45% over $250 million up to $500
million
0.43% over $500 million up to $1
billion
0.41% in excess of $1 billion

Transamerica Flexible Income

Effective July 2, 2018, Transamerica
Flexible Income will be renamed
Transamerica Bond. All references to
Transamerica Flexible
Income in the Statement of Additional
Information will be revised to be
Transamerica Bond (formerly
Transamerica Flexible Income)
on such date.

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"General Description of the Trust and
the Funds" section of the Statement of
Additional Information:

Fund Name History

Fund Name

Transamerica Bond (formerly
Transamerica Flexible Income)
Transamerica Flexible Income was
renamed Transamerica Bond
on July 2, 2018.


Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Investment Manager Compensation" sub-
section of the Statement of Additional
Information under the heading
"Investment
Management and Other Services - The
Investment Manager":



Percentage of Average Daily Net Assets

Fund Name

Transamerica Bond (formerly
Transamerica Flexible Income) 0.41% of
the first $500 million
0.39% over $500 million up to $1
billion
0.38% over $1 billion up to $1.5
billion

0.375% in excess of $1.5 billion

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Expense Limitation" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other

Services - The Investment Manager":
Fund Expense Cap Expiration Date of
Expense Cap
Transamerica Bond (formerly
Transamerica Flexible Income) Class A
1.10% March 1, 2019
Class B 1.85% March 1, 2019
Class C 1.75% March 1, 2019
Class I 0.50% March 1, 2019
Class I2 0.75% March 1, 2019
Class R1 1.35% March 1, 2019
Class R6 0.44% March 1, 2019
Advisor Class 0.85% March 1, 2019
Class T1 1.10% March 1, 2019
Class T2 1.10% March 1, 2019

Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Sub-Advisory Fees" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other
Services - Sub-Advisers":

Sub-Adviser Sub-Advisory Fees

Fund

Transamerica Bond (formerly
Transamerica Aegon USA Investment
Management, LLC 0.12% of the first $250
million
Flexible Income) 0.10% over $250
million up to $500 million
0.08% over $500 million up to $1
billion
0.075% in excess of $1 billion

Transamerica Unconstrained Bond

Effective July 2, 2018, the following
information supplements the
corresponding information appearing in
the table contained in the
"Investment Manager Compensation" sub-
section of the Statement of Additional
Information under the heading
"Investment
Management and Other Services - The
Investment Manager":

Percentage of Average Daily Net Assets

Fund Name

Transamerica Unconstrained Bond(2)
0.67% of the first $1 billion

0.655% over $1 billion up to $2 billion

0.65% in excess of $2 billion

(2)

Effective July 2, 2018, PineBridge
Investments LLC ("PineBridge"), the
sub-adviser for Transamerica
Unconstrained Bond,
agreed to voluntarily waive a portion
of its sub-advisory fee (as a
percentage of daily nets assets).
Effective July 2, 2018, TAM has
agreed to voluntarily waive its
management fee in an amount equal to
any savings resulting from PineBridge's
voluntary waiver of
its sub-advisory fee. These waivers by
PineBridge and TAM are voluntary.
PineBridge's sub-advisory fee waiver
may be
discontinued by PineBridge upon
obtaining consent from TAM.



Effective July 2, 2018, the following
information revises the corresponding
information appearing in the table
contained in the
"Sub-Advisory Fees" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other
Services - Sub-Advisers":

Sub-Adviser Sub-Advisory Fees

Fund

Transamerica Unconstrained Bond(18)
PineBridge Investments LLC 0.25% of the
first $1 billion
0.245% over $1 billion up to $2 billion
0.24% in excess of $2 billion

(18)

The average daily net assets for the
purpose of calculating sub-advisory
fees will be determined on a combined
basis with the

assets of Transamerica Inflation-
Protected Securities. Effective July 2,
2018, the sub-adviser has agreed to
voluntarily waive a

portion of its sub-advisory fee (as a
percentage of daily net assets). This
waiver is voluntary and may be
discontinued by the

sub-adviser upon obtaining consent from
TAM.



Investors Should Retain this Supplement
for Future Reference

June 29, 2018